UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            SIB LLC
Address:         c/o The Millburn Corporation
                 1270 Avenue of the Americas
                 New York, New York 10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Kenneth P. Pearlman
Title:           Principal of SIB LLC
Phone:           305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman           Sunny Isles, Florida             July 15, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total:    $122,202
                                          (thousands)

List of Other Included Managers:                   None







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                                                                  FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
             --------              --------      --------    --------      --------         --------     --------       --------
                                                              VALUE    SHRS OR SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL    DISCRETION    MANAGERS   SOLE SHARED NONE
          --------------        --------------    -----     --------   ----------------    ----------    --------   ----------------

ABB LTD                        SPONSORED ADR   000375204     4,151     159,950  SH           Sole         N/A             159,950

AMERICAN AXLE & MFG HLDGS IN        COM        024061103     2,130     187,200  SH           Sole         N/A             187,200

AMERICAN EAGLE OUTFITTERS NE        COM        02553E106     3,466     271,843  SH           Sole         N/A             271,843

CARMAX INC                          COM        143130102     2,887      87,288  SH           Sole         N/A              87,288

CARNIVAL CORP                    PAIRED CTF    143658300     2,196      58,350  SH           Sole         N/A              58,350

CARTER INC                          COM        146229109     3,237     105,230  SH           Sole         N/A             105,230

COACH INC                           COM        189754104     6,483     101,400  SH           Sole         N/A             101,400

DICKS SPORTING GOODS INC            COM        253393102     2,653      69,010  SH           Sole         N/A              69,010

FRESH MKT INC                       COM        35804H106        39       1,000  SH           Sole         N/A               1,000

HEARTLAND EXPRESS INC               COM        422347104     4,494     271,392  SH           Sole         N/A             271,392

HUNT J B TRANS SVCS INC             COM        445658107    10,019     212,760  SH           Sole         N/A             212,760

KNIGHT TRANSN INC                   COM        499064103     6,194     364,577  SH           Sole         N/A             364,577

LENNAR CORP                         CL A       526057104       105       5,800  SH           Sole         N/A               5,800

LOWES COS INC                       COM        548661107     3,107     133,300  SH           Sole         N/A             133,300

LULULEMON ATHLETICA INC             COM        550021109    24,268     217,028  SH           Sole         N/A             217,028

OLD DOMINION FGHT LINES INC         COM        679580100     7,753     207,857  SH           Sole         N/A             207,857

PULTE GROUP INC                     COM        745867101       360      46,995  SH           Sole         N/A              46,995

QUANTA SVCS INC                     COM        74762E102     6,198     306,808  SH           Sole         N/A             306,808

RYANAIR HLDGS PLC              SPONSORED ADR   783513104     8,342     284,318  SH           Sole         N/A             284,318

SAFE BULKERS INC                    COM        Y7388L103       884     116,000  SH           Sole         N/A             116,000

SOUTHWESTERN ENERGY CO              COM        845467109     6,668     155,502  SH           Sole         N/A             155,502

STAPLES INC                         COM        855030102     1,996     126,345  SH           Sole         N/A             126,345

TEXAS ROADHOUSE INC                 COM        882681109     4,232     241,330  SH           Sole         N/A             241,330

THOR INDS INC                       COM        885160101     1,715      59,460  SH           Sole         N/A              59,460

TOLL BROTHERS INC                   COM        889478103     1,517      73,140  SH           Sole         N/A              73,140

URBAN OUTFITTERS INC                COM        917047102     7,108     252,501  SH           Sole         N/A             252,501

                             TOTAL                         122,202
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